Segregated Funds - Changes in Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	$ 19,041
Deductions from segregated funds:
Balance as at December 31	20,097	$ 19,041
Investments for account of segregated fund holders
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	109,411	102,153
Additions to segregated funds:
Deposits	12,922	11,510
Net realized and unrealized gains (losses)	11,412	3,995
Other investment income	7,487	7,854
Total additions	31,821	23,359
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	11,718	10,793
Management fees	784	687
Taxes and other expenses	49	49
Foreign exchange rate movements	(8)	(76)
Total deductions	12,543	11,453
Reinsurance And Investment Contract Liabilities, Net Additions (Deductions)	19,278	11,906
Dispositions	0	(4,648)
Balance as at December 31	$ 128,689	$ 109,411